CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance at Dec. 31, 2013	$ (9,948)	$ 22		$ 2,892	$ (12,862)
Beginning balance, shares at Dec. 31, 2013		22,017,600
Vesting of restricted stock, shares		22,000
Stock-based compensation, inclusive of tax benefit	437			437
Restricted stock buy back	(2)		$ (2)
Restricted stock buy back, shares		(220)	220
Net income (loss)	7,556				7,556
Ending balance at Dec. 31, 2014	(1,957)	$ 22	$ (2)	3,329	(5,306)
Ending balance, shares at Dec. 31, 2014		22,039,380	220
Vesting of restricted stock, shares		99,880
Stock-based compensation, inclusive of tax benefit	817			817
Restricted stock buy back	(121)		$ (121)
Restricted stock buy back, shares		(24,640)	24,640
Net income (loss)	4,990				4,990
Ending balance at Dec. 31, 2015	3,729	$ 22	$ (123)	4,146	(316)
Ending balance, shares at Dec. 31, 2015		22,114,620	24,860
Vesting of restricted stock, shares		90,090
Stock-based compensation, inclusive of tax benefit	696			696
Restricted stock buy back	(57)		$ (57)
Restricted stock buy back, shares		(16,167)	16,167
Net income (loss)	(2,062)				(2,062)
Ending balance at Sep. 30, 2016	$ 2,306	$ 22	$ (180)	$ 4,842	$ (2,378)
Ending balance, shares at Sep. 30, 2016		22,188,543	41,027